INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

Corporate income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the British Virgin Islands is not subject to taxation.

Hong Kong

The Company’s Hong Kong subsidiaries, including Hing Fat Industrial Limited, Kambo Locksets Limited, Bamberg (HK) Limited and Kambo Hardware Limited, are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2022, 2021 and 2020. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiary, Dongguan Xingfa Hardware Products Co., Ltd, is governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax rate of 25% after appropriate tax adjustments. The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years, through 2027.

Loss before provision for income taxes consisted of:

	For the years ended
	December 31,
	2022	2021	2020
Cayman and BVI	$(138,363)	$(335,802)	$(560,587)
Hong Kong	(1,500,125)	(983,008)	(434,271)
PRC	(17,415)	(67,705)	(20,490)
Total	$(1,655,903)	$(1,386,515)	$(1,015,348)

The Company does not have any provision for income taxes for the years ended December 31, 2022, 2021 and 2020.

Significant components of deferred tax assets are as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$651,643	$399,768
Total deferred tax assets	651,643	399,768
Deferred tax liabilities:
Depreciation	(14,955)	(5,552)
Total deferred tax liabilities	(14,955)	(5,552)

Total deferred tax assets-net	636,688	394,216
Less: Valuation allowance	(636,688)	(394,216)
Deferred tax assets, net	$—	$—

Future tax benefits which may arise as a result of net operating loss carry-forward have not been recognized in the accompanying consolidated financial statements as their realization has not been determined likely to occur. As of December 31, 2022 and 2021, the Company believes it is more likely than not that its PRC and HK subsidiaries will be unable to fully utilize their deferred tax assets related to their net operating loss carry-forward in the PRC and Hong Kong. If the Company is unable to generate taxable income in its PRC and Hong Kong operations, it is more likely than not that it will not have sufficient income to recognize the net deferred tax assets. As a result, the Company provided a 100% valuation allowance on its net deferred tax assets of approximately $637,000 and $394,000 related to its operations in the PRC and Hong Kong as of December 31, 2022 and 2021, respectively. The valuation allowance increased by $242,472, $185,995 and $208,221 during the year ended December 31, 2022, 2021 and 2020, respectively.

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31,
	2022	2021	2020
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential (HK)	(7.7)	(6.0)	(3.6)
Valuation allowance	(17.3)	(19.0)	(21.4)
Effective tax rate	—%	—%	—%

The Company does not have any taxes payable as of December 31, 2022 and 2021.

Uncertain tax position

There were no uncertain tax positions as of December 31, 2022 and 2021 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For the years ended December 31, 2022 and 2021, the Company did not incur any tax related interest or penalties.